Loans and Advances to Banks (Tables)	12 Months Ended
Dec. 31, 2018
Santander UK Group Holdings plc [member]
Statement [LineItems]
Summary of Loans and Advances to Banks - Parent
2018 £m		2017 £m
Placements with other banks	8		3
Amounts due from Santander UK group undertakings	9,206		6,257

	9,214		6,260